Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, minimum number of days past due to be placed on non-accrual status	90 days
Advertising expense	$ 16	$ 11	$ 9
Investment securities held-to-maturity	939	1,093
Investment securities available-for-sale	1,853	$ 1,480
Adjustment
Schedule of Trading and Available-for-sale Securities [Line Items]
Investment securities held-to-maturity	(144)
Investment securities available-for-sale	$ 144
Minimum
Schedule of Trading and Available-for-sale Securities [Line Items]
Estimated useful lives	3 years
Minimum | Computer hardware and software
Schedule of Trading and Available-for-sale Securities [Line Items]
Estimated useful lives	3 years
Maximum
Schedule of Trading and Available-for-sale Securities [Line Items]
Estimated useful lives	30 years
Maximum | Computer hardware and software
Schedule of Trading and Available-for-sale Securities [Line Items]
Estimated useful lives	7 years
Consumer Loan Secured by Real Estate
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, excluding real estate loans, minimum number of days past due for charge-off	180 days
Consumer Loan Not Secured by Real Estate
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, excluding real estate loans, minimum number of days past due for charge-off	120 days